Current financial assets and Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Current Financial Assets and Cash and Cash Equivalents

As of December 31, 2018	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	388	—	388
Cash and cash equivalents	451,501	—	451,501

Current financial assets and cash and cash equivalents	451,889	—	451,889

As of December 31, 2019	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	20,385	—	20,385
Cash and cash equivalents	340,522	—	340,522

Current financial assets and cash and cash equivalents	360,907	—	360,907

Details of Cash and Cash Equivalents
Details of cash and cash equivalents

	As of December 31,	As of December 31,
	2018	2019
	$ in thousands
Cash and bank accounts	398,178	270,630
Money market funds	13,248	13,722
Fixed bank deposits	40,075	56,170

Total cash and cash equivalents	451,501	340,522